Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not take material nonpublic information into account when determining the timing or terms of executive awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not take material nonpublic information into account when determining the timing or terms of executive awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
Award Timing MNPI Considered	false